BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Cash Equivalents	$ 2,672,940	$ 4,640,603	$ 6,591,128
Accounts Receivables	2,880,285	2,609,520	0
Note receivable	4,516,275	3,097,981	0
Other receivables	51,193	270,681	0
Prepayments	1,313,949	61,707	0
Total current assets	11,434,642	10,680,492	6,591,128
Non current Assets:
Right of use assets	2,668,764	2,813,186	0
Intangible asset, net	45,782	49,029	0
Rental deposit	219,020	219,895
Total non-current assets	2,933,566
Total Assets:	14,368,208	13,542,707	6,591,128
Current Liabilities:
Account payables	669,469	8,176	0
Accrued expenses	238,634	263,355	32,000
Tax payables	275,500	828,695	0
Amount due to related parties	452,500	416,501	1,754,515
Lease liabilities, current	585,153	569,865	0
Other payables	344,547	90,632	0
Total Current Liabilities	2,565,803	2,177,224	1,786,515
Lease liabilities, non current	2,308,369	2,471,598	0
Total Liabilities	4,874,172	4,648,822	1,786,515
Stockholders' Equity:
Common Stock; $0.00 per share par value; 305,451,498 issued and outstanding at March 31, 2021 and 305,451,498 issued and outstanding at December 31, 2020	0	0	0
Additional Paid in Capital	6,057,520	6,057,520	222,020
Share to be issued		0	5,000,000
Accumulated other comprehensive income (loss)	526,802	578,735	0
Retained Earning/ (Accumulated Deficit)	2,909,714	2,257,630	(417,407)
Total Stockholders' Equity	9,494,036	8,893,885	4,804,613
Total Liabilities and Stockholders' Equity	$ 14,368,208	$ 13,542,707	$ 6,591,128